SELIGMAN
-----------------
        MUNICIPAL
     SERIES TRUST

                                  Annual Report
                               September 30, 2000
                                 --------------
                                Providing Income
                              Exempt From Regular
                                   Income Tax

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE...VALUES ENDURE

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

TIMES CHANGE...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 136 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman in the new millennium.


[PICTURE]

James, Jesse, and Joseph Seligman, 1870


TABLE OF CONTENTS

To the Shareholders.................................    1
Interview With Your Portfolio Manager...............    2
Performance Overview and Portfolio Summary..........    4
Portfolios of Investments...........................    8
Statements of Assets and Liabilities................   14
Statements of Operations............................   15
Statements of Changes in Net Assets.................   16
Notes to Financial Statements.......................   18
Financial Highlights................................   22
Report of Independent Auditors and
   For More Information.............................   27
Trustees and Executive Officers ....................   28
Glossary of Financial Terms.........................   29

TO THE SHAREHOLDERS

The past year has been an increasingly positive one for fixed-income securities. The beginning of 2000 saw a climate of rising interest rates and uncertainty about the US economy's direction. As the year progressed, however, general economic trends and the law of supply and demand -- lower issuances and higher investor demand -- converged to create a more favorable environment for bonds overall and municipal bonds specifically. These factors were reflected in the strong performances of the Series in Seligman Municipal Series Trust this year.

By June of this year it was apparent that the Federal Reserve Board's efforts to slow the economy to a more sustainable pace were having an effect. Leading economic indicators such as new home sales, manufacturing, corporate earnings, and retail sales all pointed to an economy that is still strong, but whose growth has slowed. The Fed responded to these signs by leaving interest rates untouched in June, August, and October of this year.

Despite the slowing, the Fed indicated that inflation is still a concern going forward because of high oil prices, the continued tight labor market, and the fact that consumer spending still outpaces personal income. Nonetheless, because of the presidential election and given the economic slowdown, we don't anticipate further rate hikes in 2000, although they can't be ruled out at some point in 2001.

Against this backdrop of stabilizing interest rates, both Treasuries and municipal bonds have benefited from an environment of shrinking supply and increased demand. The Treasury Department's debt buyback program, initiated in January 2000 and intended to pay down the national debt, has reduced the supply of Treasuries. In the case of municipal bonds, the strong economy has increased government tax revenues, and many cities and states have therefore issued fewer bonds for the purpose of raising funds. Moreover, higher interest rates have made it more costly for municipalities to borrow money, further reducing the pool of available municipal bonds. These two factors should work in conjunction to restrain new issue supply, thus increasing the possibility of rising market prices for issued municipal bonds.

At the same time, inflation fears and earnings warnings caused great volatility in the stock market this year, prompting some equity investors to seek greater stability in municipal and other fixed-income securities. If recent stock market volatility continues and if market returns remain lackluster, there will be further increased demand for the tax-free returns and the diversifying effect of municipal bonds.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as each Series' portfolio of investments, financial statements, and performance history, follows this letter.

By order of the Trustees,

/s/ William C. Morris
William C. Morris
Chairman

                                /s/ Brian T. Zino
                                Brian T. Zino
                                President

November 10, 2000

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q: What economic and market factors have influenced Seligman Municipal Series Trust during the past twelve months?

A: Throughout the period, the direction of the municipal bond market was influenced by a combination of factors, including the state of the economy, supply and demand dynamics, and the planned reduction in US Treasury debt issuance. At this time last year, long-term yields were trending higher in response to a strengthening economy. By the start of the new year, it appeared that the pace of growth was moderating and long-term municipal yields began a long-awaited decline, supported by a slowdown in municipal new issue supply. However, the rally would prove premature as the economy, once again, surprised financial markets with its resilience, sending bond yields sharply higher. It would take another round of tightening by the Federal Reserve Board in May to reverse the bond market decline and to restore investor confidence. For the remainder of the Trust's fiscal year, municipal market sentiment was optimistic, which contributed to the positive performance of the market and of the Series in the Trust.

     Municipal new issue supply declined during the year due mostly to a significant reduction in refunding volume. The higher cost of borrowing prevented many issuers from retiring outstanding, higher-coupon debt through the issuance of refunding bonds. Among individual states, issuance varied widely, creating both challenges and opportunities for the Series. The lack of supply helped to stabilize the market during periods of rising interest rates.

     In January 2000, the US Treasury Department announced its proposal to eliminate the national debt by 2013 through a reduction in future issuance and the buyback of outstanding Treasury issues. This decision had wide-ranging implications, not the least of which was the impact on the Treasury yield curve. As the supply of the benchmark 30-year Treasury bond began to contract, the yield curve inverted, and the 30-year Treasury yield fell below the 10-year yield. While the municipal yield curve remained positively sloped during the period, it was nevertheless influenced by the behavior of the Treasury curve, and the spread between short-term and long-term municipal yields narrowed significantly. This flattening, together with the overall decline in interest rates, caused long-term municipal bonds, which comprise the majority of each of our Funds, to significantly outperform short- and intermediate-term municipal bonds.

     The unprecedented prosperity of the past decade has improved the financial status of the nation's

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.

[PICTURE]
Seligman Municipals Team: (standing, from left) Audrey Kuchtyak,
Debra McGuinness, (seated, from left) Eileen Comerford, Theresa Barion, Thomas G. Moles (Portfolio Manager)

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES


     states, cities, and municipalities. Credit rating upgrades have exceeded downgrades by a wide margin in recent years, a trend that is expected to continue. Further, the companies that insure municipal bonds have seen their profit picture improve as a result of more conservative underwriting policies, as well as an expansion into new, and often more lucrative, markets. Seligman Municipal Series Trust has a significant percentage of insured bonds in its portfolios (except for the California High-Yield Series). The creditworthiness of these holdings is enhanced by a strengthening municipal insurance industry.

Q:   What was your strategy?

A: During the past year, periods of rising interest rates negatively impacted net asset values among the Series in the Trust. As a result, Seligman Municipal Series Trust experienced an increase in redemptions that necessitated the selling of portfolio holdings. Given our positive long-term outlook for the municipal market, we opted to reduce holdings of defensive securities in order to better position the Trust to benefit from an expected future decline in interest rates. Purchases were concentrated in long-term bonds because they continue to offer the highest yields and provide the greatest potential for price appreciation during periods of declining interest rates. (Conversely, when interest rates rise, long-term bonds will depreciate more in price than shorter maturity bonds.) This strategy caused the Series to underperform the market while rates were still climbing, but contributed to the competitive investment performance results reported for the Trust's fiscal year.

     The Series remain diversified among the various sectors of the municipal market. While we seek opportunities in all sectors, we increased our focus in the health care sector, which has been experiencing financial difficulties due primarily to a reduction in government reimbursements and the growth of managed care. Many hospitals have been downgraded by the municipal rating agencies and remain vulnerable to further credit deterioration. However, there are still many well-managed, financially secure hospitals that are trading at attractive levels because of the negative outlook for the industry as a whole. Through in-depth credit analysis, we identified several opportunities and have selectively purchased health care bonds. Our seasoned municipal team continually monitors all portfolio holdings to ensure that they meet our credit criteria.

Q:   What is your outlook?

A: The Fed voted to leave policy unchanged at its October meeting, a move widely anticipated by the financial markets. The decision was motivated by growing evidence of a slowdown in the pace of US economic growth. Further, productivity improvements continue to contain labor costs despite the lowest unemployment rate in over 30 years. However, the Fed stressed its intention to remain vigilant for signs of a buildup in inflationary pressures given prevailing tight labor markets and the more recent uptick in energy costs. Until the Fed has declared a victory in the war on inflation, interest rates will likely fluctuate in response to the latest economic reports. Any upward movement in long-term interest rates should continue to be tempered by the supply contraction in the Treasury and municipal markets. Investment performance for Seligman Municipal Series Trust's fiscal year has been positive, and we remain hopeful that the year 2000 will end on a positive note as well.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

    The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares, with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares, for the 10-year period ended September 30, 2000, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performances of each Series of Seligman Municipal Series Trust Class C and Class D shares are not shown in the charts but are included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series. Past performance is not indicative of future investment results.

CALIFORNIA HIGH-YIELD SERIES

                           VALUE
                 --------------------------
                     With       Without
    DATE             Load         Load        Lehman*
-----------------------------------------------------
    30-Sep-90        9,522       10,000       10,000
    31-Dec-90        9,851       10,345       10,431
    31-Mar-91       10,077       10,582       10,667
    30-Jun-91       10,295       10,811       10,894
    30-Sep-91       10,715       11,253       11,318
    31-Dec-91       10,883       11,429       11,698
    31-Mar-92       11,039       11,593       11,733
    30-Jun-92       11,435       12,008       12,179
    30-Sep-92       11,679       12,265       12,502
    31-Dec-92       11,920       12,518       12,729
    31-Mar-93       12,267       12,882       13,201
    30-Jun-93       12,621       13,254       13,633
    30-Sep-93       12,924       13,573       14,094
    31-Dec-93       13,101       13,759       14,291
    31-Mar-94       12,800       13,442       13,507
    30-Jun-94       12,872       13,517       13,657
    30-Sep-94       12,978       13,629       13,749
    31-Dec-94       12,736       13,375       13,551
    31-Mar-95       13,561       14,241       14,510
    30-Jun-95       13,821       14,514       14,859
    30-Sep-95       14,126       14,834       15,287
    31-Dec-95       14,589       15,321       15,917
    31-Mar-96       14,455       15,181       15,724
    30-Jun-96       14,657       15,392       15,846
    30-Sep-96       15,042       15,797       16,210
    31-Dec-96       15,395       16,167       16,623
    31-Mar-97       15,333       16,103       16,585
    30-Jun-97       15,857       16,652       17,157
    30-Sep-97       16,358       17,178       17,675
    31-Dec-97       16,738       17,577       18,154
    31-Mar-98       16,962       17,813       18,363
    30-Jun-98       17,246       18,111       18,642
    30-Sep-98       17,740       18,630       19,215
    31-Dec-98       17,772       18,664       19,330
    31-Mar-99       17,897       18,795       19,502
    30-Jun-99       17,568       18,449       19,157
    30-Sep-99       17,241       18,105       19,080
    31-Dec-99       16,837       17,681       18,931
    31-Mar-00       17,632       18,517       19,486
    30-Jun-00       17,928       18,827       19,780
    30-Sep-00       18,531       19,461       20,259


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 2000

                                                                             AVERAGE ANNUAL
                                       --------------------------------------------------------------------------------------
                                                                                                 CLASS C          CLASS D
                                           SIX          ONE           FIVE            10     SINCE INCEPTION  SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS          YEARS       5/27/99          2/1/94
                                       ---------     ---------      ---------      --------  ---------------  ---------------
Class A**
With Sales Charge                         0.08%        2.43%           4.56%          6.36%        n/a             n/a
Without Sales Charge                      5.10         7.49            5.58           6.88         n/a             n/a

Class C**
With Sales Charge and CDSC                2.80         4.53            n/a            n/a          0.34%           n/a
Without Sales Charge and CDSC             4.80         6.53            n/a            n/a          1.84            n/a

Class D**
With 1% CDSC                              3.80         5.53            n/a            n/a          n/a             n/a
Without CDSC                              4.80         6.53            4.63           n/a          n/a             4.23%

Lehman Index***                           3.97         6.18            5.79          7.32          3.16++          5.20++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended September 30, 2000

              9/30/00        3/31/00       9/30/99                          DIVIDENDS+        CAPITAL GAIN+    SEC YIELD++
             --------       --------      --------                          ----------        -------------    -----------
Class A         $6.33          $6.18       $6.28               Class A        $0.321             $0.076           4.80%
Class C          6.34           6.18        6.29               Class C         0.265              0.076           4.12
Class D          6.34           6.18        6.29               Class D         0.265              0.076           4.16

HOLDINGS BY MARKET SECTOR 0                                    MOODY'S/S&P RATINGS 0
Revenue Bonds                                  100%            Aaa/AAA              9%
General Obligation Bonds                       --              Aa/AA               18
                                                               A/A                 59
                                                               Baa/BBB             14
WEIGHTED AVERAGE MATURITY                      25.8 years

------------------
See footnotes on page 7.

                                       4

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

CALIFORNIA QUALITY SERIES

                                VALUE
                    ------------------------------
                         With          Without
        DATE             Load           Load          Lehman
-------------------------------------------------------------
      30-Sep-90           9,525        10,000         10,000
      31-Dec-90          10,088        10,591         10,431
      31-Mar-91          10,258        10,769         10,667
      30-Jun-91          10,453        10,973         10,894
      30-Sep-91          10,892        11,435         11,318
      31-Dec-91          11,220        11,779         11,698
      31-Mar-92          11,202        11,761         11,733
      30-Jun-92          11,695        12,278         12,179
      30-Sep-92          11,933        12,528         12,502
      31-Dec-92          12,173        12,779         12,729
      31-Mar-93          12,752        13,388         13,201
      30-Jun-93          13,142        13,797         13,633
      30-Sep-93          13,594        14,272         14,094
      31-Dec-93          13,707        14,390         14,291
      31-Mar-94          12,799        13,437         13,507
      30-Jun-94          12,819        13,458         13,657
      30-Sep-94          12,852        13,493         13,749
      31-Dec-94          12,569        13,196         13,551
      31-Mar-95          13,697        14,380         14,510
      30-Jun-95          13,876        14,568         14,859
      30-Sep-95          14,246        14,956         15,287
      31-Dec-95          15,057        15,808         15,917
      31-Mar-96          14,740        15,475         15,724
      30-Jun-96          14,890        15,633         15,846
      30-Sep-96          15,244        16,004         16,210
      31-Dec-96          15,646        16,426         16,623
      31-Mar-97          15,540        16,315         16,585
      30-Jun-97          16,067        16,868         17,157
      30-Sep-97          16,597        17,424         17,675
      31-Dec-97          17,023        17,871         18,154
      31-Mar-98          17,175        18,031         18,363
      30-Jun-98          17,456        18,326         18,642
      30-Sep-98          18,036        18,935         19,215
      31-Dec-98          18,088        18,990         19,330
      31-Mar-99          18,183        19,089         19,502
      30-Jun-99          17,723        18,606         19,157
      30-Sep-99          17,372        18,238         19,080
      31-Dec-99          16,985        17,831         18,931
      31-Mar-00          17,841        18,731         19,486
      30-Jun-00          18,144        19,048         19,780
      30-Sep-00          18,752        19,687         20,259


The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 2000

                                                                                 AVERAGE ANNUAL
                                       --------------------------------------------------------------------------------------
                                                                                                 CLASS C          CLASS D
                                           SIX          ONE            FIVE           10     SINCE INCEPTION  SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS          YEARS       5/27/99          2/1/94
                                       ---------     ---------      ---------      --------  ---------------  ---------------
Class A**
With Sales Charge                         0.07%        2.82%           4.63%          6.49%        n/a            n/a
Without Sales Charge                      5.11         7.95            5.65           7.01         n/a            n/a

Class C**
With Sales Charge and CDSC                2.68         5.01            n/a            n/a          0.49%          n/a
Without Sales Charge and CDSC             4.65         7.00            n/a            n/a          1.98           n/a

Class D**
With 1% CDSC                              3.65         6.00            n/a            n/a          n/a            n/a
Without CDSC                              4.65         7.00           4.70            n/a          n/a            3.64%

Lehman Index***                           3.97         6.18           5.79            7.32         3.16++         5.20++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended September 30, 2000

              9/30/00        3/31/00      9/30/99                          DIVIDENDS+        CAPITAL GAIN+    SEC YIELD++
             --------       --------     --------                         -----------        -------------    -----------
Class A         $6.53          $6.36       $6.42               Class A        $0.304             $0.072           4.23%
Class C          6.51           6.34        6.40               Class C         0.247              0.072           3.53
Class D          6.51           6.34        6.40               Class D         0.247              0.072           3.57

HOLDINGS BY MARKET SECTOR 0                                    MOODY'S/S&P RATINGS 0
Revenue Bonds                                  88%             Aaa/AAA             83%
General Obligation Bonds 00                    12              Aa/AA               16
                                                               A/A                  1
WEIGHTED AVERAGE MATURITY                      23.1 years

---------------
See footnotes on page 7.

                                       5

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

FLORIDA SERIES
                                VALUE
                    ------------------------------
                         With         Without
        DATE             Load           Load          Lehman
-------------------------------------------------------------
      30-Sep-90          9,530         10,000         10,000
      31-Dec-90         10,048         10,543         10,431
      31-Mar-91         10,238         10,743         10,667
      30-Jun-91         10,449         10,964         10,894
      30-Sep-91         10,808         11,341         11,318
      31-Dec-91         11,114         11,662         11,698
      31-Mar-92         11,141         11,690         11,733
      30-Jun-92         11,581         12,152         12,179
      30-Sep-92         11,807         12,389         12,502
      31-Dec-92         12,123         12,720         12,729
      31-Mar-93         12,574         13,194         13,201
      30-Jun-93         13,119         13,765         13,633
      30-Sep-93         13,603         14,273         14,094
      31-Dec-93         13,762         14,440         14,291
      31-Mar-94         12,938         13,575         13,507
      30-Jun-94         13,039         13,681         13,657
      30-Sep-94         13,060         13,704         13,749
      31-Dec-94         13,002         13,643         13,551
      31-Mar-95         13,912         14,598         14,510
      30-Jun-95         14,132         14,829         14,859
      30-Sep-95         14,480         15,194         15,287
      31-Dec-95         15,170         15,918         15,917
      31-Mar-96         14,828         15,559         15,724
      30-Jun-96         14,938         15,674         15,846
      30-Sep-96         15,283         16,036         16,210
      31-Dec-96         15,589         16,358         16,623
      31-Mar-97         15,380         16,138         16,585
      30-Jun-97         15,985         16,773         17,157
      30-Sep-97         16,507         17,321         17,675
      31-Dec-97         17,044         17,884         18,154
      31-Mar-98         17,209         18,057         18,363
      30-Jun-98         17,470         18,331         18,642
      30-Sep-98         18,020         18,908         19,215
      31-Dec-98         18,010         18,898         19,330
      31-Mar-99         18,156         19,050         19,502
      30-Jun-99         17,801         18,678         19,157
      30-Sep-99         17,403         18,261         19,080
      31-Dec-99         17,151         17,996         18,931
      31-Mar-00         17,907         18,789         19,486
      30-Jun-00         18,160         19,054         19,780
      30-Sep-00         18,582         19,498         20,259

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 2000

                                                                                 AVERAGE ANNUAL
                                       --------------------------------------------------------------------------------------
                                                                                                 CLASS C          CLASS D
                                           SIX          ONE           FIVE            10     SINCE INCEPTION  SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS          YEARS       5/27/99          2/1/94
                                       ---------     ---------      ---------      --------  ---------------  ---------------
Class A**
With Sales Charge                        (1.18)%       1.70%           4.11%          6.39%        n/a            n/a
Without Sales Charge                      3.77         6.78            5.11           6.91         n/a            n/a

Class C**
With Sales Charge and CDSC                1.56         3.86            n/a            n/a         (0.14)%         n/a
Without Sales Charge and CDSC             3.52         5.98            n/a            n/a          1.32           n/a

Class D**
With 1% CDSC                              2.52         4.98            n/a            n/a          n/a            n/a
Without CDSC                              3.52         5.98           4.35            n/a          n/a            3.67%

Lehman Index***                           3.97         6.18           5.79            7.32         3.16++         5.20++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended September 30, 2000

              9/30/00        3/31/00      9/30/99                          DIVIDENDS+        CAPITAL GAIN+    SEC YIELD++
             --------       --------     --------                         -----------        -------------    -----------
Class A         $7.48          $7.39       $7.41               Class A        $0.372             $0.043           4.77%
Class C          7.50           7.40        7.43               Class C         0.317              0.043           4.24
Class D          7.50           7.40        7.43               Class D         0.317              0.043           4.28

HOLDINGS BY MARKET SECTOR 0                                    MOODY'S/S&P RATINGS 0
Revenue Bonds                                  94%             Aaa/AAA             66%
General Obligation Bonds                        6              Aa/AA               23
                                                               A/A                 11
WEIGHTED AVERAGE MATURITY                      25.3 years

---------------
See footnotes on page 7.

                                       6

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

NORTH CAROLINA SERIES

                                 VALUE
                     ------------------------------
                          With         Without
         DATE             Load           Load          Lehman
--------------------------------------------------------------
       30-Sep-90          9,526         10,000         10,000
       31-Dec-90          9,930         10,423         10,431
       31-Mar-91         10,131         10,634         10,667
       30-Jun-91         10,233         10,742         10,894
       30-Sep-91         10,666         11,197         11,318
       31-Dec-91         10,985         11,531         11,698
       31-Mar-92         10,940         11,484         11,733
       30-Jun-92         11,379         11,945         12,179
       30-Sep-92         11,650         12,230         12,502
       31-Dec-92         11,881         12,471         12,729
       31-Mar-93         12,379         12,994         13,201
       30-Jun-93         12,820         13,457         13,633
       30-Sep-93         13,335         13,997         14,094
       31-Dec-93         13,423         14,090         14,291
       31-Mar-94         12,519         13,141         13,507
       30-Jun-94         12,556         13,181         13,657
       30-Sep-94         12,561         13,185         13,749
       31-Dec-94         12,437         13,055         13,551
       31-Mar-95         13,521         14,193         14,510
       30-Jun-95         13,765         14,449         14,859
       30-Sep-95         14,058         14,757         15,287
       31-Dec-95         14,869         15,608         15,917
       31-Mar-96         14,467         15,186         15,724
       30-Jun-96         14,608         15,334         15,846
       30-Sep-96         14,957         15,701         16,210
       31-Dec-96         15,273         16,032         16,623
       31-Mar-97         15,216         15,973         16,585
       30-Jun-97         15,714         16,495         17,157
       30-Sep-97         16,155         16,958         17,675
       31-Dec-97         16,609         17,435         18,154
       31-Mar-98         16,750         17,583         18,363
       30-Jun-98         17,041         17,889         18,642
       30-Sep-98         17,544         18,416         19,215
       31-Dec-98         17,575         18,448         19,330
       31-Mar-99         17,674         18,553         19,502
       30-Jun-99         17,339         18,201         19,157
       30-Sep-99         17,006         17,852         19,080
       31-Dec-99         16,693         17,523         18,931
       31-Mar-00         17,310         18,171         19,486
       30-Jun-00         17,513         18,384         19,780
       30-Sep-00         17,918         18,809         20,259

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 2000

                                                                                 AVERAGE ANNUAL
                                       --------------------------------------------------------------------------------------
                                                                                                 CLASS C          CLASS D
                                           SIX          ONE           FIVE            10     SINCE INCEPTION  SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS          YEARS       5/27/99          2/1/94
                                       ---------     ---------      ---------      --------  ---------------  ---------------
Class A**
With Sales Charge                        (1.39)%       0.34%           3.94%          6.01%        n/a            n/a
Without Sales Charge                      3.51         5.36            4.97           6.52         n/a            n/a

Class C**
With Sales Charge and CDSC                1.18         2.51            n/a            n/a         (0.85)%         n/a
Without Sales Charge and CDSC             3.27         4.58            n/a            n/a          0.59           n/a

Class D**
With 1% CDSC                              2.27         3.59            n/a            n/a          n/a            n/a
Without CDSC                              3.27         4.58            4.18           n/a          n/a            3.45%

Lehman Index***                           3.97         6.18            5.79           7.32         3.16++         5.20++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended September 30, 2000

              9/30/00        3/31/00      9/30/99                          DIVIDENDS+        CAPITAL GAIN+    SEC YIELD++
             --------       --------     --------                         -----------        -------------    -----------
Class A         $7.54          $7.45       $7.59               Class A        $0.343             $0.096           4.31%
Class C          7.54           7.44        7.59               Class C         0.287              0.096           3.76
Class D          7.54           7.44        7.59               Class D         0.287              0.096           3.80

HOLDINGS BY MARKET SECTOR 0                   MOODY'S/S&P RATINGS 0       WEIGHTED AVERAGE MATURITY     19.8 years
Revenue Bonds                       86%       Aaa/AAA              41%
General Obligation Bonds 00         14        Aa/AA                39
                                              A/A                  20

WEIGHTED AVERAGE MATURITY     19.8 years

----------------
   * Returns for periods of less than one year are not annualized.

  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

  ++ From 5/31/99.

++++ From 1/31/94.

   + Represents per share amount paid or declared for the year ended September
     30, 2000.

  ++ Current yield, representing the annualized yield for the 30-day period ended September 30, 2000, has been computed in accordance with SEC regulations and will vary.

   0 Percentages based on current market values of long-term holdings at September 30, 2000.

  00 Includes pre-refunded and escrowed-to-maturity securities.

                                       7

PORTFOLIOS OF INVESTMENTS
September 30, 2000

CALIFORNIA HIGH-YIELD SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic Upgrade
                Project), 6.20% due 5/1/2025 ..................................................     NR/A         $ 2,568,150
   1,000,000  California Department of Veterans Affairs Rev. (Home Purchase), 5 1/2%
                due 12/1/2018* ................................................................    Aa3/AA            984,130
   2,190,000  California Department of Water Resources Water System Rev. (Central Valley
                Project), 6% due 12/1/2020 ....................................................    Aa2/AA          2,225,807
     500,000  California Educational Facilities Authority Rev. (Los Angeles College of
                Chiropractic Medicine), 5.60% due 11/1/2017 ...................................    Baa2/NR           482,395
   2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount
                University), 5 3/4% due 10/1/2024 .............................................     A2/NR          2,528,150
   3,000,000  California Educational Facilities Authority Rev. (Pepperdine University),
                5% due 11/1/2029 ..............................................................     A1/NR          2,754,960
   2,500,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                5.40% due 5/1/2028 ............................................................     A3/A           2,327,375
   3,000,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical
                Center), 6 1/4% due 12/1/2034 .................................................     A2/NR          3,060,750
   1,500,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/8% due 8/1/2027* ..........................................................    Aa2/AA-         1,559,310
   2,500,000  California Housing Finance Agency (Single Family Mortgage),
                5.40% due 8/1/2028* ...........................................................    Aaa/AAA         2,408,550
   2,500,000  California Housing Finance Agency (Multi-Family Housing Rev.),
                5 3/8% due 2/1/2036* ..........................................................    Aa3/AA-         2,302,375
   2,500,000  California Pollution Control Financing Authority Rev. (San Diego Gas &
                Electric Co.), 5.85% due 6/1/2021* ............................................    Aa3/AA-         2,526,475
   1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5 7/8% due 6/1/2023* ...........................................    A1/AA-          1,772,960
   1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5.85% due 12/1/2023* ...........................................    A1/AA-          1,012,480
   3,500,000  California Statewide Certificates of Participation (Children's Hospital of
                Los Angeles), 5 1/4% due 8/15/2029 ............................................     A1/A+          3,213,245
   2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                5 3/4% due 1/1/2016 ...........................................................     A1/A+          2,531,700
   1,500,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                5 3/4% due 1/15/2040 ..........................................................   Baa3/BBB-        1,463,355
   2,500,000  Los Angeles, CA Department of Water & Power Electric Plant Rev.,
                5 1/2% due 6/15/2029 ..........................................................    Aaa/AAA         2,481,925
   2,985,000  Modesto, CA Irrigation District Certificates of Participation,
                5.30% due 7/1/2022 ............................................................      A2/A+         2,847,660

--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                       8

PORTFOLIOS OF INVESTMENTS
September 30, 2000

CALIFORNIA HIGH-YIELD SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
   $ 610,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                (Central Business District), 9.30% due 5/15/2010 ..............................    Baa1/NR       $   614,069
   2,005,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                6.15% due 9/2/2012 ............................................................    Baa1/NR         2,083,375
   3,000,000  Puerto Rico Highway & Transportation Authority Rev.,
                5 1/2% due 7/1/2036 ...........................................................     Baa1/A         2,948,130
   2,500,000  Sacramento, CA Municipal Utility District Electric Rev.,
                5 1/4% due 7/1/2028 ...........................................................      A2/A          2,347,175
   3,000,000  San Bernardino, CA Joint Powers Financing Authority (California
                Dept. of Transportation Lease), 5 1/2% due 12/1/2020 ..........................      AA3/A         2,942,430
   2,000,000  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                5 1/4% due 7/1/2029 ...........................................................      A2/NR         1,820,860
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (COST $54,159,386) -- 97.2% .........................................................       53,807,791

VARIABLE RATE DEMAND NOTES (COST $1,300,000) -- 2.4% ......................................................        1,300,000

OTHER ASSETS LESS LIABILITIES -- 0.4% .....................................................................          233,980
                                                                                                                 -----------
NET ASSETS-- 100.0% .......................................................................................      $55,341,771
                                                                                                                 ===========

CALIFORNIA QUALITY SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $3,000,000  California Department of Water Resources Water System Rev.
                (Central Valley Project), 6.10% due 12/1/2029 0 ...............................    Aaa/AA        $ 3,294,210
   2,440,000  California Educational Facilities Authority Rev. (Pomona College),
                6% due 2/15/2017 ..............................................................    Aaa/AAA         2,532,110
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                5.35% due 6/1/2027 ............................................................    Aaa/AAA         1,965,260
   4,000,000  California Educational Facilities Authority Rev. (University of San Diego),
                5% due 10/1/2028 ..............................................................    Aaa/NR          3,710,560
   4,000,000  California Educational Facilities Authority Rev. (University of Southern
                California), 5% due 10/1/2028 .................................................    Aa2/AA-         3,710,560
   2,710,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/4% due 2/1/2025* ..........................................................    Aa2/AA-         2,760,569
   4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil
                Corporation Project), 5 1/2% due 12/1/2029* ...................................    Aaa/AAA         3,870,000
     870,000  California Public Capital Improvements Financing Authority
                (Pooled Projects), 8.10% due 3/1/2018 .........................................    Aaa/AAA           881,266

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
0 Pre-refunded security.
See Notes to Financial Statements.

                                       9

PORTFOLIOS OF INVESTMENTS
September 30, 2000


CALIFORNIA QUALITY SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $4,000,000  California State GOs, 5% due 10/1/2023 ..........................................    Aa2/AA       $  3,750,640
   2,500,000  California Statewide Communities Development Authority Certificates of
                Participation (Citrus Valley Health Partners, Inc.), 5 1/8% due 4/1/2023 ......    Aaa/AAA         2,361,325
   3,000,000  California Statewide Communities Development Authority Certificates of
                Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023 .....    Aaa/AAA         2,816,700
   4,000,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024 ..........................    Aaa/AAA         3,745,320
   3,500,000  East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026 ......    Aaa/AAA         3,260,565
   2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                6 3/4% due 7/1/2012 ...........................................................    Aaa/AAA         2,961,100
   3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019 ...............................    Aaa/AAA         2,985,630
   4,000,000  Los Angeles, CA Department of Water & Power Electric Plant Rev.,
                5 1/2% due 6/15/2029 ..........................................................    Aaa/AAA         3,971,080
   1,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023 ...............     A1/AA          1,008,270
   2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                4 3/4% due 3/1/2037 ...........................................................    Aaa/AAA         1,724,840
   4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales
                Tax Rev.), 6% due 2/15/2009 ...................................................    Aaa/AAA         4,989,735
   1,000,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015 .........    Aaa/AAA         1,056,660
   4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
                5 3/8% due 9/1/2024 ...........................................................    Aaa/AAA         3,959,960
   1,000,000  Sacramento County, CA Sanitation Districts Financing Authority Rev.,
                (Sacramento Regional County Sanitation District), 5 7/8% due 12/1/2027 ........     Aa3/AA         1,026,730
   4,300,000  San Diego, CA Public Facilities Financing Authority Sewer Rev.,
                5% due 5/15/2029 ..............................................................    Aaa/AAA         3,979,865
   4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                5% due 7/1/2028 ...............................................................    Aaa/AAA         3,943,278
   3,000,000  San Francisco, CA City and County Airports Commission Rev.
                (International Airport), 6.60% due 5/1/2024* ..................................    Aaa/AAA         3,217,260
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $73,236,354) -- 98.3% .........................................................       73,483,493

VARIABLE RATE DEMAND NOTES (Cost $500,000) -- 0.7% ........................................................          500,000

OTHER ASSETS LESS LIABILITIES -- 1.0% .....................................................................          791,325
                                                                                                                 -----------
NET ASSETS--100.0% ........................................................................................      $74,774,818
                                                                                                                 ===========

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                       10

PORTFOLIOS OF INVESTMENTS
September 30, 2000

FLORIDA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $2,000,000  Broward County, FL Airport System Rev., 5% due 10/1/2023 ........................    Aaa/AAA       $ 1,791,160
   1,000,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018 .................    Aaa/AAA           929,270
   1,000,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020* ............................    Aaa/AAA         1,030,570
   2,000,000  Dade County, Fl, Public Improvement GOs, 5 3/4% due 10/1/2016 ...................    Aaa/AAA         2,048,920
   1,750,000  Escambia County, FL Health Facilities Authority Rev. (Ascension
                Health Credit Group), 6% due 11/15/2031 .......................................    Aa2/AA          1,787,940
     945,000  Florida Housing Finance Agency Rev. (General Mortgage),
                6.35% due 6/1/2014 ............................................................    NR/AAA            966,300
     690,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
                6.55% due 7/1/2014* ...........................................................    Aaa/AAA           726,046
     965,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                6.20% due 7/1/2027* ...........................................................    Aa3/AA            987,494
   2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                5 3/8% due 6/1/2027* ..........................................................    Aaa/AAA         2,359,050
   2,500,000  Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025 ......................    Aaa/AAA         2,498,100
   2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                5 1/4% due 10/1/2023* .........................................................    Aaa/AAA         1,866,040
   2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
                Airport), 5 3/8% due 10/1/2023* ...............................................    Aaa/AAA         2,378,150
   2,000,000  Hillsborough County, FL School Board (Certificates of
                Participation), 6% due 7/1/2025 ...............................................    Aaa/AAA         2,074,520
   2,000,000  Jacksonville Electric Authority, FL Rev. (Electric System),
                5.10% due 10/1/2032 ...........................................................    Aa2/AA          1,805,100
   2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                5 5/8% due 10/1/2037 ..........................................................    Aa3/AA-         1,967,880
   1,000,000  Jacksonville, FL Port Authority Airport Rev., 6 1/4% due 10/1/2024* .............    Aaa/AAA         1,034,900
   2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                (Anheuser-Busch Project), 5 7/8% due 2/1/2036* ................................     A1/A+          2,005,120
     500,000  Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015 .................    Aaa/AAA           523,235
   2,000,000  Marion County, FL Hospital District Health System Rev. (Munroe
                Regional Health System), 5 5/8% due 10/1/2024 .................................     A2/NR          1,838,660
   2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
                Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030* ........    Aa2/AA          2,011,800
   2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019 .......    Aaa/AAA         1,876,400

------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                       11

PORTFOLIOS OF INVESTMENTS
September 30, 2000

FLORIDA SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $1,750,000  Tampa Bay, FL Regional Water Supply Utility System Authority Rev.,
                5 3/4% due 10/1/2029...........................................................    Aaa/AAA       $ 1,771,350
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $36,313,643) -- 97.8%..............................................                   36,278,005

OTHER ASSETS LESS LIABILITIES -- 2.2%..........................................................                      832,885
                                                                                                                 -----------
NET ASSETS -- 100.0%...........................................................................                  $37,110,890
                                                                                                                 ===========

NORTH CAROLINA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $1,250,000  Appalachian State University, NC Housing & Student Center System Rev.,
                5 5/8% due 7/15/2015 ..........................................................    Aaa/AAA       $ 1,261,100
   1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025 .............................    Aaa/AAA         1,254,588
   2,000,000  Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev.,
                5 3/4% due 1/15/2021 ..........................................................    Aa3/AA          1,995,060
   1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                Enforcement Center Project), 5 3/8% due 6/1/2013 ..............................    Aa1/AA+         1,004,630
   1,000,000  Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025 .............................    Aa2/AA+         1,039,050
   2,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/20170 ............................    Aaa/AAA         2,117,680
   1,250,000  Charlotte, NC Water & Sewer System Rev., 5 1/4% due 6/1/2025 ....................    Aa1/AA+         1,186,975
   1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022 .............................    Aaa/AAA           914,780
   1,500,000  Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024 ..............    Aaa/AAA         1,389,540
   2,500,000  Martin County Industrial Facilities and Pollution Control Financing
                Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                Project), 6% due 11/1/2025* ...................................................     A2/A           2,396,800
   1,245,000  North Carolina Housing Finance Agency Rev. (Single Family),
                6 1/2% due 3/1/2018 ...........................................................    Aa2/AA          1,283,458
   1,000,000  North Carolina Housing Finance Agency Rev. (Home Ownership),
                6.40% due 7/1/2028* ...........................................................    Aa2/AA          1,029,410
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (First Health
                of the Carolinas Project), 5% due 10/1/2028 ...................................    Aa3/AA-         1,305,585
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston Health
                Care), 5% due 2/15/2029 .......................................................    A1/A+           1,266,165
   1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5 3/4% due 1/1/2015 ...........................................................    Aaa/AAA         1,510,230
   1,750,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5% due 1/1/2020++ .............................................................    Aaa/AAA         1,648,710

---------------
  +Ratings have not been audited by Deloitte & Touche LLP.
 ++Escrowed-to-maturity security.
  0Pre-refunded security.
  *Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                       12

PORTFOLIOS OF INVESTMENTS
September 30, 2000

NORTH CAROLINA SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                             ------------       ------
  $1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016                           Aa2/AA       $   974,840
   1,250,000  University of North Carolina Charlotte Rev. (Student Activity Center),
                5 1/2% due 6/1/2021.......................................................          Aaa/AAA        1,237,712
   1,000,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                5 1/4% due 2/15/2026......................................................          Aa3/AA           919,870
   1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority,
                NC (Carolina Power & Light), 6.90% due 4/1/2009...........................           A2/A          1,583,263
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $27,476,362) -- 102.0%........................................                        27,319,446

VARIABLE RATE DEMAND NOTES (Cost $200,000) -- 0.8%........................................                           200,000

OTHER ASSETS LESS LIABILITIES -- (2.8)%...................................................                          (738,719)
                                                                                                                 -----------
NET ASSETS -- 100.0%......................................................................                       $26,780,727
                                                                                                                 ===========

----------------
  + Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

                                       13

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2000

                                                  CALIFORNIA          CALIFORNIA                                 NORTH
                                                  HIGH-YIELD            QUALITY              FLORIDA           CAROLINA
                                                    SERIES              SERIES               SERIES             SERIES
                                                --------------      --------------       --------------     --------------
ASSETS:
Investments, at value
   (See Portfolios of Investments):
   Long-term holdings......................       $53,807,791         $73,483,493          $36,278,005        $27,319,446
   Short-term holdings.....................         1,300,000             500,000                  --             200,000
                                                  -----------         -----------          -----------        -----------
                                                   55,107,791          73,983,493           36,278,005         27,519,446
Cash ......................................           125,802             133,912              124,842            130,610
Interest receivable........................           901,906           1,279,376              858,886            419,771
Receivable for Shares of Beneficial
   Interest sold...........................            46,725              52,257               48,015                480
Expenses prepaid to shareholder
   service agent...........................             4,680               5,683                3,009              2,340
Other......................................            20,959                 946               12,480                343
                                                  -----------         -----------          -----------        -----------
Total Assets...............................        56,207,863          75,455,667           37,325,237         28,072,990
                                                  ===========         ===========          ===========        ===========

LIABILITIES:
Payable for Shares of Beneficial Interest
   repurchased.............................           676,005             441,062               76,590                 --
Dividends payable..........................            96,693             121,065               65,343             42,340
Payable for securities purchased...........                --                  --                   --          1,193,534
Accrued expenses and other.................            93,394             118,722               72,414             56,389
                                                  -----------         -----------          -----------        -----------
Total Liabilities .........................           866,092             680,849              214,347          1,292,263
                                                  -----------         -----------          -----------        -----------
Net Assets.................................       $55,341,771         $74,774,818          $37,110,890        $26,780,727
                                                  ===========         ===========          ===========        ===========
COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A.................................       $     7,567         $    10,857          $     4,671        $     3,312
   Class C.................................               244                  31                   93                 72
   Class D.................................               928                 563                  195                166
Additional paid-in capital.................        55,865,430          74,523,986           37,039,374         26,927,590
Undistributed/accumulated net realized
   gain (loss).............................          (180,803)             (7,758)             102,195              6,503
Net unrealized appreciation (depreciation)
   of investments..........................          (351,595)            247,139              (35,638)          (156,916)
                                                  -----------         -----------          -----------        -----------
Net Assets.................................       $55,341,771         $74,774,818          $37,110,890        $26,780,727
                                                  ===========         ===========          ===========        ===========
NET ASSETS:
   Class A.................................       $47,915,436         $70,905,016          $34,949,401        $24,986,744
   Class C.................................       $ 1,546,451         $   203,723          $   698,932        $   543,950
   Class D.................................       $ 5,879,884         $ 3,666,079          $ 1,462,557        $ 1,250,033

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Unlimited shares
  authorized; $0.001 par value):
   Class A.................................         7,566,859          10,857,345            4,670,874          3,311,920
   Class C  ...............................           243,933              31,278               93,222             72,173
   Class D  ...............................           927,592             562,879              195,081            165,794

NET ASSET VALUE PER SHARE:
Class A....................................             $6.33               $6.53                $7.48              $7.54
Class C....................................             $6.34               $6.51                $7.50              $7.54
Class D....................................             $6.34               $6.51                $7.50              $7.54

------------------
See Notes to Financial Statements.

                                       14

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2000

                                                   CALIFORNIA          CALIFORNIA                                 NORTH
                                                   HIGH-YIELD            QUALITY             FLORIDA            CAROLINA
                                                     SERIES              SERIES              SERIES              SERIES
                                                 --------------      --------------      --------------       ------------
INVESTMENT INCOME:
Interest .....................................     $3,383,424           $4,261,809          $2,189,333         $1,567,717
                                                   ----------           ----------          ----------         ----------
EXPENSES:
Management fees...............................        285,163              373,310             188,618            135,811
Distribution and service fees.................        124,908              108,027             109,836             80,923
Shareholder account services..................         74,969               92,768              50,917             39,055
Auditing and legal fees.......................         33,822               40,447              29,482             28,232
Custody and related services..................         31,871               25,837              14,110              6,619
Shareholder reports and communications........         11,767               13,938               7,092              5,040
Registration..................................          9,327               20,114              16,017             17,127
Trustees' fees and expenses...................          8,314                8,514               6,686              6,180
Miscellaneous.................................          2,789                3,158               2,273              2,005
                                                   ----------           ----------          ----------         ----------
Total Expenses Before Reimbursement...........        582,930              686,113             425,031            320,992
Reimbursement of expenses.....................       (113,448)               --               (138,929)             --
                                                   ----------           ----------          ----------         ----------
Total Expenses After Reimbursement............        469,482              686,113             286,102            320,992
                                                   ----------           ----------          ----------         ----------
Net Investment Income.........................      2,913,942            3,575,696           1,903,231          1,246,725
                                                   ----------           ----------          ----------         ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.......       (180,803)             288,511             107,669            121,975
Net change in unrealized depreciation
  of investments..............................      1,019,062            1,703,233             390,337              8,231
                                                   ----------           ----------          ----------         ----------
Net Gain on Investments ......................        838,259            1,991,744             498,006            130,206
                                                   ----------           ----------          ----------         ----------
Increase in Net Assets from Operations........     $3,752,201           $5,567,440          $2,401,237         $1,376,931
                                                   ==========           ==========          ==========         ==========

------------------
See Notes to Financial Statements.

                                       15

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CALIFORNIA HIGH-YIELD SERIES               CALIFORNIA QUALITY SERIES
                                                  --------------------------------          --------------------------------
                                                      YEAR ENDED SEPTEMBER 30,                  YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------          --------------------------------
                                                      2000                 1999                 2000                1999
                                                  -----------          -----------          -----------          -----------
OPERATIONS:
Net investment income...................          $ 2,913,942          $ 3,122,968          $ 3,575,696          $ 3,911,860
Net realized gain (loss) on investments.             (180,803)             848,260              288,511              967,560
Net change in unrealized appreciation/
   depreciation of investments..........            1,019,062           (6,115,178)           1,703,233           (8,037,661)
                                                  -----------          -----------          -----------          -----------
Increase (Decrease) in Net Assets
   from Operations......................            3,752,201           (2,143,950)           5,567,440           (3,158,241)
                                                  -----------          -----------          -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..............................           (2,583,071)          (2,825,817)          (3,416,025)          (3,747,630)
   Class C..............................              (54,390)             (7,503)               (4,261)                (114)
   Class D..............................             (276,481)            (289,648)            (155,410)            (164,116)
Net realized gain on investments:
   Class A..............................             (681,175)            (207,681)            (824,137)          (2,762,949)
   Class C..............................              (14,435)                  --                 (108)                  --
   Class D..............................              (94,111)             (23,942)             (48,062)            (100,451)
                                                  -----------          -----------          -----------          -----------
Decrease in Net Assets
   from Distributions...................           (3,703,663)          (3,354,591)          (4,448,003)          (6,775,260)
                                                  -----------          -----------          -----------          -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares.......            6,242,146           21,297,184            3,003,653            6,015,293
Investment of dividends.................            1,653,092            1,817,908            1,659,067            1,932,726
Exchanged from associated Funds.........            4,370,134            6,342,123            2,549,385            2,462,908
Shares issued in payment of
   gain distributions...................              557,051              162,740              503,970            1,751,037
                                                  -----------          -----------          -----------          -----------
Total...................................           12,822,423           29,619,955            7,716,075           12,161,964
                                                  -----------          -----------          -----------          -----------
Cost of shares repurchased..............          (18,350,524)         (15,119,823)         (10,873,129)         (10,056,106)
Exchanged into associated Funds.........           (5,684,909)          (7,262,583)          (2,276,589)          (2,907,275)
                                                  -----------          -----------          -----------          -----------
Total...................................          (24,035,433)         (22,382,406)         (13,149,718)         (12,963,381)
                                                  -----------          -----------          -----------          -----------
Increase (Decrease) in Net Assets
   from Capital Share
   Transactions.........................          (11,213,010)           7,237,549           (5,433,643)            (801,417)
                                                  -----------          -----------          -----------          -----------
Increase (Decrease) in Net Assets.......          (11,164,472)           1,739,008           (4,314,206)         (10,734,918)

NET ASSETS:
Beginning of year.......................           66,506,243           64,767,235           79,089,024           89,823,942
                                                  -----------          -----------          -----------          -----------
End of Year.............................          $55,341,771          $66,506,243          $74,774,818          $79,089,024
                                                  ===========          ===========          ===========          ===========

------------------
See Notes to Financial Statements.

                                       16

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FLORIDA SERIES                        NORTH CAROLINA SERIES
                                                  --------------------------------          --------------------------------
                                                      YEAR ENDED SEPTEMBER 30,                  YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------          --------------------------------
                                                      2000                 1999                 2000                1999
                                                  -----------          -----------          -----------          -----------
OPERATIONS:
Net investment income...................          $ 1,903,231          $ 1,935,557          $ 1,246,725          $ 1,399,334
Net realized gain on investments........              107,669              232,488              121,975              253,645
Net change in unrealized appreciation/
   depreciation of investments..........              390,337           (3,636,357)               8,231           (2,615,290)
                                                  -----------          -----------          -----------          -----------
Increase (Decrease) in Net Assets
   from Operations......................            2,401,237           (1,468,312)           1,376,931             (962,311)
                                                  -----------          -----------          -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..............................           (1,818,184)          (1,853,149)          (1,185,581)          (1,341,165)
   Class C..............................              (15,993)              (2,744)              (4,991)                (113)
   Class D..............................              (69,054)             (79,664)             (56,153)             (58,056)
Net realized gain on investments:
   Class A..............................             (222,212)            (272,671)            (342,478)            (451,811)
   Class C..............................               (1,469)                  --                 (129)                  --
   Class D..............................              (10,618)             (14,496)             (19,882)             (20,721)
                                                  -----------          -----------          -----------          -----------
Decrease in Net Assets
   from Distributions...................           (2,137,530)          (2,222,724)          (1,609,214)          (1,871,866)
                                                  -----------          -----------          -----------          -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares.......            3,114,826            4,498,419            1,363,046            1,889,423
Investment of dividends.................              683,899              732,052              623,699              747,439
Exchanged from associated Funds.........            2,330,562            3,209,545              563,578              221,185
Shares issued in payment of
   gain distributions...................              113,527              163,562              265,268              351,195
                                                  -----------          -----------          -----------          -----------
Total...................................            6,242,814            8,603,578            2,815,591            3,209,242
                                                  -----------          -----------          -----------          -----------
Cost of shares repurchased..............           (6,943,778)          (6,378,034)          (4,464,682)          (4,748,910)
Exchanges into associated Funds.........           (2,154,127)          (3,235,898)            (254,861)            (523,333)
                                                  -----------          -----------          -----------          -----------
Total...................................           (9,097,905)          (9,613,932)          (4,719,543)          (5,272,243)
                                                  -----------          -----------          -----------          -----------
Decrease in Net Assets from Capital
   Share Transactions...................           (2,855,091)          (1,010,354)          (1,903,952)          (2,063,001)
                                                  -----------          -----------          -----------          -----------
Decrease in Net Assets..................           (2,591,384)          (4,701,390)          (2,136,235)          (4,897,178)

Net Assets:
Beginning of year.......................           39,702,274           44,403,664           28,916,962           33,814,140
                                                  -----------          -----------          -----------          -----------
End of Year.............................          $37,110,890          $39,702,274          $26,780,727          $28,916,962
                                                  ===========          ===========          ===========          ===========

------------------
See Notes to Financial Statements.

                                       17

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a con tin gent deferred sales charge ("CDSC") of 1% on redemp tions within 18 months of purchase. The Trust began offering Class C shares on May 27, 1999. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal in come tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute sub stantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. MULTIPLE CLASS ALLOCATIONS -- Each Series' income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifi cally attributable to a particular class, are charged directly to such class. For the year ended September 30, 2000, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Series of the Trust.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000, were as follows:

   SERIES                   PURCHASES            SALES
----------                 -----------       ------------
California High-Yield       $2,916,810         $14,960,070
California Quality             976,660           7,078,375
Florida                      4,685,915           8,798,733
North Carolina               3,179,653           4,113,130

    At September 30, 2000, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                               TOTAL            TOTAL
                            UNREALIZED       UNREALIZED
  SERIES                   APPRECIATION     DEPRECIATION
----------                 ------------     ------------
California High-Yield          $997,257      $1,348,852
California Quality            2,139,058       1,891,919
Florida                         653,042         688,680
North Carolina                  479,593         636,509

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets. Effective October 18, 1999, the Manager, at its discretion, agreed to reimburse expenses, other than distribution and service fees, that exceed 0.60% and 0.45% per annum of the average daily net assets of California High-Yield Series and Florida Series, respectively.

    Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

NOTES TO FINANCIAL STATEMENTS

                         DISTRIBUTOR             DEALER
   SERIES                CONCESSIONS           COMMISSIONS
----------               -----------          ------------
California High-Yield       $6,444               $55,233
California Quality           4,397                32,758
Florida                      5,175                41,031
North Carolina               2,422                18,083

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 2000, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated $48,237, $67,363, $90,170, and $65,092, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

    Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 2000, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

   SERIES                  CLASS C               CLASS D
----------               -----------          ------------
California High-Yield      $12,560               $64,111
California Quality           1,084                39,580
Florida                      3,695                15,971
North Carolina               1,287                14,544

    The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 2000, such charges amounted to $31,025 for California High-Yield Series, $26 for California Quality Series, $478 for Florida Series, and $626 for North Carolina Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2000, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

                                          DISTRIBUTION AND
  SERIES                   COMMISSIONS      SERVICE FEES
----------                ------------      ------------
California High-Yield          $544             $3,352
California Quality              599              2,287
Florida                         210              3,630
North Carolina                1,725              2,395

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
----------
California High-Yield       $74,969
California Quality           92,768
Florida                      50,917
North Carolina               39,055

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 2000, are included in other liabilities as follows:

  SERIES
----------
California High-Yield       $25,616
California Quality           25,756
Florida                      13,582
North Carolina               10,348

5. COMMITTED LINE OF CREDIT -- The Trust is a participant in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2001, but is renewable annually with the consent of the participating banks. For the year ended September 30, 2000, the Trust did not borrow from the credit facility.

6. CAPITAL LOSS CARRYFORWARD -- At September 30, 2000, the California High-Yield Series had a net capital loss carryforward for federal income tax purposes of $180,803, which is available for offset against future taxable net capital gains, expiring in 2008. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Series until net capital gains have been realized in excess of the available capital loss carryforward.

NOTES TO FINANCIAL STATEMENTS

7. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                                                                    CLASS A
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
CALIFORNIA HIGH-YIELD SERIES                         SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         903,405          $ 5,517,451            2,624,733          $17,491,961
Investment of dividends .....................         234,409            1,434,543              242,874            1,601,698
Exchanged from associated Funds .............         516,737            3,175,081              861,977            5,696,785
Shares issued in payment of
  gain distributions ........................          79,138              483,536               21,223              142,616
                                                  -----------          -----------          -----------          -----------
Total .......................................       1,733,689           10,610,611            3,750,807           24,933,060
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................      (2,677,244)         (16,355,798)          (2,152,611)         (14,122,052)
Exchanged into associated Funds .............        (694,790)          (4,215,175)            (983,221)          (6,519,246)
                                                  -----------          -----------          -----------          -----------
Total .......................................      (3,372,034)         (20,570,973)          (3,135,832)         (20,641,298)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................      (1,638,345)         $(9,960,362)             614,975          $ 4,291,762
                                                  ===========          ===========          ===========          ===========
                                                                                    CLASS A
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
CALIFORNIA QUALITY SERIES                            SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         437,371          $ 2,790,181              392,761          $ 2,663,057
Investment of dividends .....................         255,867            1,608,821              272,151            1,853,060
Exchanged from associated Funds .............         319,104            1,996,568              184,375            1,277,793
Shares issued in payment of
  gain distributions ........................          77,695              487,923              242,713            1,679,573
                                                  -----------          -----------          -----------          -----------
Total .......................................       1,090,037            6,883,493            1,092,000            7,473,483
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................      (1,565,272)          (9,853,889)          (1,304,849)          (8,809,973)
Exchanged into associated Funds .............        (316,786)          (1,987,983)            (280,143)          (1,967,426)
                                                  -----------          -----------          -----------          -----------
Total .......................................      (1,882,058)         (11,841,872)          (1,584,992)         (10,777,399)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................        (792,021)         $(4,958,379)            (492,992)         $(3,303,916)
                                                  ===========          ===========          ===========          ===========


                                                                                    CLASS A
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
FLORIDA SERIES                                       SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         342,659          $ 2,513,913              519,451          $ 4,068,773
Investment of dividends .....................          91,309              667,830               88,673              692,647
Exchanged from associated Funds .............         288,712            2,096,553              307,595            2,411,983
Shares issued in payment of
  gain distributions ........................          15,100              110,685               19,319              153,195
                                                  -----------          -----------          -----------          -----------
Total .......................................         737,780            5,388,981              935,038            7,326,598
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................        (877,533)          (6,392,812)            (726,633)          (5,630,569)
Exchanged into associated Funds .............        (261,420)          (1,904,091)            (401,208)          (3,048,712)
                                                  -----------          -----------          -----------          -----------
Total .......................................      (1,138,953)          (8,296,903)          (1,127,841)          (8,679,281)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................        (401,173)         $(2,907,922)            (192,803)         $(1,352,683)
                                                  ===========          ===========          ===========          ===========

                                                                                    CLASS A
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
NORTH CAROLINA SERIES                                SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         107,275        $   798,174                175,103          $ 1,412,517
Investment of dividends .....................          79,404            588,024                 88,130              704,629
Exchanged from associated Funds .............          72,301            533,516                 26,310              212,683
Shares issued in payment of
  gain distributions ........................          33,442            248,811                 40,880              331,130
                                                  -----------        -----------            -----------          -----------
Total .......................................         292,422          2,168,525                330,423            2,660,959
                                                  -----------        -----------            -----------          -----------
Shares repurchased ..........................        (538,330)        (3,980,124)              (578,427)          (4,584,553)
Exchanged into associated Funds .............         (27,905)          (206,748)               (64,700)            (523,333)
                                                  -----------        -----------            -----------          -----------
Total .......................................        (566,235)        (4,186,872)              (643,127)          (5,107,886)
                                                  -----------        -----------            -----------          -----------
Increase (decrease) .........................        (273,813)       $(2,018,347)              (312,704)         $(2,446,927)
                                                  ===========        ===========            ===========          ===========

                                                                                    CLASS C
                                                  --------------------------------------------------------------------------
                                                              YEAR ENDED                             5/27/99* TO
                                                         SEPTEMBER 30, 2000                            9/30/99
                                                  --------------------------------          --------------------------------
CALIFORNIA QUALITY SERIES                            SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................          88,081             $547,540              164,917           $1,063,949
Investment of dividends .....................           6,384               39,157                  707                4,509
Exchanged from associated Funds .............              --                   --                   --                   --
Shares issued in payment of
  gain distributions ........................           2,158               13,206                   --                   --
                                                  -----------          -----------          -----------          -----------
Total .......................................          96,623              599,903              165,624            1,068,458
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................         (16,621)            (100,155)                  (3)                 (21)
Exchanged into associated Funds .............          (1,690)             (10,399)                  --                   --
                                                  -----------          -----------          -----------          -----------
Total .......................................         (18,311)            (110,554)                  (3)                 (21)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................          78,312             $489,349              165,621           $1,068,437
                                                  ===========          ===========          ===========          ===========

                                                                                    CLASS C
                                                  --------------------------------------------------------------------------
                                                              YEAR ENDED                             5/27/99* TO
                                                         SEPTEMBER 30, 2000                            9/30/99
                                                  --------------------------------          --------------------------------
CALIFORNIA QUALITY SERIES                            SHARES               AMOUNT               SHARES               AMOUNT
x                                                  -----------          -----------          -----------          -----------
Sales of shares .............................          29,160             $183,372                1,474           $    9,904
Investment of dividends .....................             612                3,870                   16                  103
Exchanged from associated Funds .............              --                   --                   --                   --
Shares issued in payment of
  gain distributions ........................              17                  108                   --                   --
                                                  -----------          -----------          -----------          -----------
Total .......................................          29,789              187,350                1,490               10,007
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................              (1)                  (6)                  --                   --
Exchanged into associated Funds .............              --                   --                   --                   --
                                                  -----------          -----------          -----------          -----------
Total .......................................              (1)                  (6)                  --                   --
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................          29,788             $187,344                1,490           $   10,007
                                                  ===========          ===========          ===========          ===========


                                                                                    CLASS C
                                                  --------------------------------------------------------------------------
                                                              YEAR ENDED                             5/27/99* TO
                                                         SEPTEMBER 30, 2000                            9/30/99
                                                  --------------------------------          --------------------------------
FLORIDA SERIES                                       SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         65,682             $482,545               34,107           $  263,437
Investment of dividends .....................             66                  493                   27                  204
Exchanged from associated Funds .............             --                   --                   --                   --
Shares issued in payment of
  gain distributions ........................             --                   --                   --                   --
                                                 -----------          -----------          -----------          -----------
Total .......................................         65,748              483,038               34,134              263,641
                                                 -----------          -----------          -----------          -----------
Shares repurchased ..........................         (5,228)             (39,261)                  --                   --
Exchanged into associated Funds .............         (1,432)             (10,279)                  --                   --
                                                 -----------          -----------          -----------          -----------
Total .......................................         (6,660)             (49,540)                  --                   --
                                                 -----------          -----------          -----------          -----------
Increase (decrease) .........................         59,088             $433,498               34,134           $  263,641
                                                 ===========          ===========          ===========          ===========

                                                                                    CLASS C
                                                  --------------------------------------------------------------------------
                                                              YEAR ENDED                             5/27/99* TO
                                                         SEPTEMBER 30, 2000                            9/30/99
                                                  --------------------------------          --------------------------------
NORTH CAROLINA SERIES                                SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................         70,473             $525,343                1,329           $   10,422
Investment of dividends .....................            343                2,577                   12                  101
Exchanged from associated Funds .............             --                   --                   --                   --
Shares issued in payment of
  gain distributions ........................             17                  129                   --                   --
                                                 -----------          -----------          -----------          -----------
Total .......................................         70,833              528,049                1,341               10,523
                                                 -----------          -----------          -----------          -----------
Shares repurchased ..........................             (1)                  (8)                  --                   --
Exchanged into associated Funds .............             --                   --                   --                   --
                                                 -----------          -----------          -----------          -----------
Total .......................................             (1)                  (8)                  --                   --
                                                 -----------          -----------          -----------          -----------
Increase (decrease) .........................         70,832             $528,041                1,341           $   10,523
                                                 ===========          ===========          ===========          ===========

                                                                                    CLASS D
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
CALIFORNIA HIGH-YIELD SERIES                         SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................          28,874          $   177,155              409,465           $2,741,274
Investment of dividends .....................          29,282              179,392               31,985              211,701
Exchanged from associated Funds .............         195,109            1,195,053               96,237              645,338
Shares issued in payment of
  gain distributions ........................           9,854               60,309                2,990               20,124
                                                  -----------          -----------          -----------          -----------
Total .......................................         263,119            1,611,909              540,677            3,618,437
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................        (313,988)          (1,894,571)            (150,575)            (997,750)
Exchanged into associated Funds .............        (239,802)          (1,459,335)            (111,644)            (743,337)
                                                  -----------          -----------          -----------          -----------
Total .......................................        (553,790)          (3,353,906)            (262,219)          (1,741,087)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................        (290,671)         $(1,741,997)             278,458           $1,877,350
                                                  ===========          ===========          ===========          ===========

                                                                                    CLASS D
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
CALIFORNIA QUALITY SERIES                            SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................           4,778          $    30,100              484,533          $ 3,342,332
Investment of dividends .....................           7,400               46,376               11,719               79,563
Exchanged from associated Funds .............          89,165              552,817              167,993            1,185,115
Shares issued in payment of
  gain distributions ........................           2,546               15,939               10,357               71,464
                                                  -----------          -----------          -----------          -----------
Total .......................................         103,889              645,232              674,602            4,678,474
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................        (164,014)          (1,019,234)            (183,777)          (1,246,133)
Exchanged into associated Funds .............         (46,387)            (288,606)            (141,466)            (939,849)
                                                  -----------          -----------          -----------          -----------
Total .......................................        (210,401)          (1,307,840)            (325,243)          (2,185,982)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................        (106,512)         $  (662,608)             349,359          $ 2,492,492
                                                  ===========          ===========          ===========          ===========


                                                                                    CLASS D
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
FLORIDA SERIES                                       SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................          16,339          $   118,368               20,914          $   166,209
Investment of dividends .....................           2,126               15,576                4,975               39,201
Exchanged from associated Funds .............          32,543              234,009              100,105              797,562
Shares issued in payment of
  gain distributions ........................             387                2,842                1,306               10,367
                                                  -----------          -----------          -----------          -----------
Total .......................................          51,395              370,795              127,300            1,013,339
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................         (70,909)            (511,705)             (95,272)            (747,465)
Exchanged into associated Funds .............         (33,458)            (239,757)             (23,955)            (187,186)
                                                  -----------          -----------          -----------          -----------
Total .......................................        (104,367)            (751,462)            (119,227)            (934,651)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................         (52,972)         $  (380,667)               8,073           $   78,688
                                                  ===========          ===========          ===========          ===========

                                                                                    CLASS D
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  --------------------------------------------------------------------------
                                                                 2000                                     1999
                                                  --------------------------------          --------------------------------
NORTH CAROLINA SERIES                                SHARES               AMOUNT               SHARES               AMOUNT
                                                  -----------          -----------          -----------          -----------
Sales of shares .............................           5,298          $    39,529               58,041          $   466,484
Investment of dividends .....................           4,481               33,098                5,351               42,709
Exchanged from associated Funds .............           4,135               30,062                1,053                8,502
Shares issued in payment of
  gain distributions ........................           2,198               16,328                2,477               20,065
                                                  -----------          -----------          -----------          -----------
Total .......................................          16,112              119,017               66,922              537,760
                                                  -----------          -----------          -----------          -----------
Shares repurchased ..........................         (65,497)            (484,550)             (20,733)            (164,357)
Exchanged into associated Funds .............          (6,538)             (48,113)                  --                   --
                                                  -----------          -----------          -----------          -----------
Total .......................................         (72,035)            (532,663)             (20,733)            (164,357)
                                                  -----------          -----------          -----------          -----------
Increase (decrease) .........................         (55,923)         $  (413,646)              46,189          $   373,403
                                                  ===========          ===========          ===========          ===========

----------------------
* Commencement of offering of Class C shares.

                                       21

FINANCIAL HIGHLIGHTS

    The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, and are not annualized for periods of less than one year.

CALIFORNIA HIGH-YIELD SERIES

                                                                              CLASS A                          CLASS C
                                                           ---------------------------------------------   ----------------
                                                                      YEAR ENDED SEPTEMBER 30,              YEAR   5/27/99*
                                                           ---------------------------------------------    ENDED     TO
                                                            2000      1999      1998      1997      1996   9/30/00  9/30/99
                                                           -----     -----     -----     -----     -----   -------  -------
PER SHARE DATA:
Net Asset Value, Beginning of Period ................      $6.28     $6.80     $6.61     $6.50     $6.47    $6.29    $6.62
                                                           -----     -----     -----     -----     -----    -----    -----
Income from Investment Operations:
Net investment income ...............................       0.32      0.31      0.32      0.34      0.36     0.27     0.09
Net realized and unrealized gain (loss)
   on investments ...................................       0.13      (0.50)    0.22      0.20      0.05     0.13    (0.33)
                                                           -----     -----     -----     -----     -----    -----    -----
Total from Investment Operations ....................       0.45     (0.19)     0.54      0.54      0.41     0.40    (0.24)
                                                           -----     -----     -----     -----     -----    -----    -----
Less Distributions:

Dividends from net investment income ................      (0.32)    (0.31)    (0.32)    (0.34)    (0.36)   (0.27)   (0.09)
Distributions from net realized capital gain ........      (0.08)    (0.02)    (0.03)    (0.09)    (0.02)   (0.08)      --
                                                           -----     -----     -----     -----     -----    -----    -----
Total Distributions .................................      (0.40)    (0.33)    (0.35)    (0.43)    (0.38)   (0.35)   (0.09)
                                                           -----     -----     -----     -----     -----    -----    -----
Net Asset Value, End of Period ......................      $6.33     $6.28     $6.80     $6.61     $6.50    $6.34    $6.29
                                                           =====     =====     =====     =====     =====    =====    =====
TOTAL RETURN:                                               7.49%    (2.82)%    8.45%     8.74%     6.49%    6.53%   (3.79)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $47,915    $57,807  $58,374   $52,883   $50,264   $1,546   $1,041
Ratio of expenses to average net assets .............       0.71%      0.84%    0.82%     0.87%     0.84%    1.61%    1.72%+
Ratio of net income to average net assets ...........       5.23%      4.71%    4.81%     5.26%     5.49%    4.33%    3.95%+
Portfolio turnover rate .............................       5.20%     27.61%   10.75%    22.42%    34.75%    5.20%   27.61%++
Without expense reimbursement:**
Ratio of expenses to average net assets .............       0.91%                                            1.81%
Ratio of net income to average net assets ...........       5.04%                                            4.13%

------------------
See footnotes on page 26.

FINANCIAL HIGHLIGHTS

                                                                                           CLASS D
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                  --------------------------------------------------------
                                                                   2000         1999         1998         1997        1996
PER SHARE DATA:                                                   -----        -----        -----        -----       -----
Net Asset Value, Beginning of Year .......................        $6.29        $6.80        $6.61        $6.51       $6.48
                                                                  -----        -----        -----        -----       -----
Income from Investment Operations:
Net investment income ....................................         0.27         0.25         0.26         0.28        0.30
Net realized and unrealized gain (loss)
   on investments ........................................         0.13        (0.49)        0.22         0.19        0.05
                                                                  -----        -----        -----        -----       -----
Total from Investment Operations .........................         0.40        (0.24)        0.48         0.47        0.35
                                                                  -----        -----        -----        -----       -----
Less Distributions:
Dividends from net investment income .....................        (0.27)       (0.25)       (0.26)       (0.28)      (0.30)
Distributions from net realized capital gain .............        (0.08)       (0.02)       (0.03)       (0.09)      (0.02)
                                                                  -----        -----        -----        -----       -----
Total Distributions ......................................        (0.35)       (0.27)       (0.29)       (0.37)      (0.32)
                                                                  -----        -----        -----        -----       -----
Net Asset Value, End of Year .............................        $6.34        $6.29        $6.80        $6.61       $6.51
                                                                  =====        =====        =====        =====       =====
TOTAL RETURN:                                                      6.53%       (3.54)%       7.47%        7.60%       5.53%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ...................        $5,880       $7,658       $6,393       $3,320      $1,919
Ratio of expenses to average net assets ..................         1.61%        1.74%        1.73%        1.77%       1.74%
Ratio of net income to average net assets ................         4.33%        3.81%        3.90%        4.36%       4.59%
Portfolio turnover rate ..................................         5.20%       27.61%       10.75%       22.42%      34.75%
Without expense reimbursement:**
Ratio of expenses to average net assets ..................         1.81%
Ratio of net income to average net assets ................         4.13%

------------------
See footnotes on page 26.

FINANCIAL HIGHLIGHTS

CALIFORNIA QUALITY SERIES

                                                                              CLASS A                          CLASS C
                                                           ---------------------------------------------   ----------------
                                                                      YEAR ENDED SEPTEMBER 30,              YEAR   5/27/99*
                                                           ---------------------------------------------    ENDED     TO
                                                            2000      1999      1998      1997      1996   9/30/00  9/30/99
                                                           -----     -----     -----     -----     -----   -------  -------
PER SHARE DATA:
Net Asset Value, Beginning of Period ................      $6.42     $7.21     $6.99     $6.75     $6.65    $6.40    $6.75
                                                           -----     -----     -----     -----     -----    -----    -----
Income from Investment Operations:
Net investment income ...............................       0.30      0.31      0.33      0.34      0.35     0.25     0.09
Net realized and unrealized gain (loss)
   on investments ...................................       0.18     (0.56)     0.25      0.24      0.11     0.18    (0.35)
                                                           -----     -----     -----     -----     -----    -----    -----
Total from Investment Operations ....................       0.48     (0.25)     0.58      0.58      0.46     0.43    (0.26)
                                                           -----     -----     -----     -----     -----    -----    -----
Less Distributions:
Dividends from net investment income ................      (0.30)    (0.31)    (0.33)    (0.34)    (0.35)   (0.25)   (0.09)
Distributions from net realized capital gain ........      (0.07)    (0.23)    (0.03)       --     (0.01)   (0.07)      --
                                                           -----     -----     -----     -----     -----    -----    -----
Total Distributions .................................      (0.37)    (0.54)    (0.36)    (0.34)    (0.36)   (0.32)   (0.09)
                                                           -----     -----     -----     -----     -----    -----    -----
Net Asset Value, End of Period ......................      $6.53     $6.42     $7.21     $6.99     $6.75    $6.51    $6.40
                                                           =====     =====     =====     =====     =====    =====    =====
TOTAL RETURN:                                               7.95%    (3.68)%    8.67%     8.87%     7.00%    7.00%   (4.04)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $70,905   $74,793   $87,522   $86,992   $95,560     $204      $10
Ratio of expenses to average net assets .............       0.87%     0.82%     0.77%     0.82%     0.79%    1.77%    1.72%+
Ratio of net income to average net assets ...........       4.83%     4.56%     4.75%     4.99%     5.11%    3.93%    3.80%+
Portfolio turnover rate .............................       1.33%    20.24%    30.82%    12.16%    12.84%    1.33%   20.24%++

                                                                                           CLASS D
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                  --------------------------------------------------------
                                                                   2000         1999         1998         1997        1996
PER SHARE DATA:                                                   -----        -----        -----        -----       -----
Net Asset Value, Beginning of Year .......................        $6.40        $7.19        $6.97        $6.74       $6.63
                                                                  -----        -----        -----        -----       -----
Income from Investment Operations:
Net investment income ....................................         0.25         0.25         0.27         0.28        0.28
Net realized and unrealized gain (loss)
   on investments ........................................         0.18        (0.56)        0.25         0.23        0.12
                                                                  -----        -----        -----        -----       -----
Total from Investment Operations .........................         0.43        (0.31)        0.52         0.51        0.40
                                                                  -----        -----        -----        -----       -----
Less Distributions:
Dividends from net investment income .....................        (0.25)       (0.25)       (0.27)       (0.28)      (0.28)
Distributions from net realized capital gain .............        (0.07)       (0.23)       (0.03)          --       (0.01)
                                                                  -----        -----        -----        -----       -----
Total Distributions ......................................        (0.32)       (0.48)       (0.30)       (0.28)      (0.29)
                                                                  -----        -----        -----        -----       -----
Net Asset Value, End of Year .............................        $6.51        $6.40        $7.19        $6.97       $6.74
                                                                  =====        =====        =====        =====       =====
TOTAL RETURN:                                                      7.00%       (4.58)%       7.71%        7.75%       6.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ...................        $3,666       $4,286       $2,302       $1,677      $1,645
Ratio of expenses to average net assets ..................         1.77%        1.72%        1.68%        1.72%       1.69%
Ratio of net income to average net assets ................         3.93%        3.66%        3.84%        4.09%       4.21%
Portfolio turnover rate ..................................         1.33%       20.24%       30.82%       12.16%      12.84%

------------------
See footnotes on page 26.

FINANCIAL HIGHLIGHTS

FLORIDA SERIES

                                                                              CLASS A                          CLASS C
                                                           ---------------------------------------------   ----------------
                                                                      YEAR ENDED SEPTEMBER 30,              YEAR   5/27/99*
                                                           ---------------------------------------------    ENDED     TO
                                                            2000      1999      1998      1997      1996   9/30/00  9/30/99
                                                           -----     -----     -----     -----     -----   -------  -------
PER SHARE DATA:
Net Asset Value, Beginning of Period ................      $7.41     $8.07     $7.80     $7.67     $7.71    $7.43    $7.83
                                                           -----     -----     -----     -----     -----    -----    -----
Income from Investment Operations:
Net investment income ...............................       0.37      0.34      0.35      0.36      0.38     0.32     0.10
Net realized and unrealized gain (loss)
   on investments ...................................       0.11     (0.61)     0.34      0.23      0.04     0.11    (0.40)
                                                           -----     -----     -----     -----     -----    -----    -----
Total from Investment Operations ....................       0.48     (0.27)     0.69      0.59      0.42     0.43    (0.30)
                                                           -----     -----     -----     -----     -----    -----    -----
Less Distributions:
Dividends from net investment income ................      (0.37)    (0.34)    (0.35)    (0.36)    (0.38)   (0.32)   (0.10)
Distributions from net realized capital gain ........      (0.04)    (0.05)    (0.07)    (0.10)    (0.08)   (0.04)      --
                                                           -----     -----     -----     -----     -----    -----    -----
Total Distributions .................................      (0.41)    (0.39)    (0.42)    (0.46)    (0.46)   (0.36)   (0.10)
                                                           -----     -----     -----     -----     -----    -----    -----
Net Asset Value, End of Period ......................      $7.48     $7.41     $8.07     $7.80     $7.67    $7.50    $7.43
                                                           =====     =====     =====     =====     =====    =====    =====
TOTAL RETURN:                                               6.78%    (3.42)%    9.16%     8.01%     5.54%    5.98%   (3.96)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $34,949   $37,606   $42,464   $42,024   $45,200     $699     $254
Ratio of expenses to average net assets .............       0.72%     1.03%     1.00%     1.04%     0.97%    1.47%    1.78%+
Ratio of net income to average net assets ...........       5.08%     4.38%     4.45%     4.70%     4.90%    4.33%    3.82%+
Portfolio turnover rate .............................      12.68%    18.31%     6.73%    33.68%    18.53%   12.68%   18.31%++
Without expense reimbursement/
   management fee waiver:**
Ratio of expenses to average net assets .............       1.09%                                   0.97%    1.84%
Ratio of net income to average net assets ...........       4.71%                                   4.90%    3.96%

                                                                                           CLASS D
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                  --------------------------------------------------------
                                                                   2000         1999         1998         1997        1996
PER SHARE DATA:                                                   -----        -----        -----        -----       -----
Net Asset Value, Beginning of Year .......................        $7.43        $8.08        $7.81        $7.68       $7.72
                                                                  -----        -----        -----        -----       -----
Income from Investment Operations:
Net investment income ....................................         0.32         0.28         0.29         0.30        0.32
Net realized and unrealized gain (loss)
   on investments ........................................         0.11        (0.60)        0.34         0.23        0.04
                                                                  -----        -----        -----        -----       -----
Total from Investment Operations .........................         0.43        (0.32)        0.63         0.53        0.36
                                                                  -----        -----        -----        -----       -----
Less Distributions:
Dividends from net investment income .....................        (0.32)       (0.28)       (0.29)       (0.30)      (0.32)
Distributions from net realized capital gain .............        (0.04)       (0.05)       (0.07)       (0.10)      (0.08)
                                                                  -----        -----        -----        -----       -----
Total Distributions ......................................        (0.36)       (0.33)       (0.36)       (0.40)      (0.40)
                                                                  -----        -----        -----        -----       -----
Net Asset Value, End of Year .............................        $7.50        $7.43        $8.08        $7.81       $7.68
                                                                  =====        =====        =====        =====       =====
TOTAL RETURN:                                                      5.98%       (4.01)%       8.32%        7.18%       4.74%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted) ...................        $1,463        $1,843       $1,940      $1,678      $1,277
Ratio of expenses to average net assets ..................         1.47%         1.78%        1.77%       1.81%       1.73%
Ratio of net income to average net assets ................         4.33%         3.63%        3.68%       3.93%       4.14%
Portfolio turnover rate ..................................        12.68%        18.31%        6.73%      33.68%      18.53%
Without expense reimbursement/
   management fee waiver:**
Ratio of expenses to average net assets ..................         1.84%                                              1.73%
Ratio of net income to average net assets ................         3.96%                                              4.14%

------------------
See footnotes on page 26.

FINANCIAL HIGHLIGHTS

NORTH CAROLINA SERIES

                                                                              CLASS A                          CLASS C
                                                           ---------------------------------------------   ----------------
                                                                      YEAR ENDED SEPTEMBER 30,              YEAR   5/27/99*
                                                           ---------------------------------------------    ENDED     TO
                                                            2000      1999      1998      1997      1996   9/30/00  9/30/99
                                                           -----     -----     -----     -----     -----   -------  -------
PER SHARE DATA:
Net Asset Value, Beginning of Period ................      $7.59     $8.30     $8.05     $7.84     $7.74    $7.59    $7.97
                                                           -----     -----     -----     -----     -----    -----    -----
Income from Investment Operations:
Net investment income ...............................       0.34      0.35      0.36      0.37      0.37     0.29     0.10
Net realized and unrealized gain (loss)
   on investments ...................................       0.05      (0.59)    0.31      0.24      0.11     0.05    (0.38)
                                                           -----     -----     -----     -----     -----    -----    -----
Total from Investment Operations ....................       0.39      (0.24)    0.67      0.61      0.48     0.34    (0.28)
                                                           -----     -----     -----     -----     -----    -----    -----
Less Distributions:
Dividends from net investment income ................      (0.34)    (0.35)    (0.36)    (0.37)    (0.37)   (0.29)   (0.10)
Distributions from net realized capital gain ........      (0.10)    (0.12)     (0.06)   (0.03)    (0.01)   (0.10)      --
                                                           -----     -----     -----     -----     -----    -----    -----
Total Distributions .................................      (0.44)    (0.47)    (0.42)    (0.40)    (0.38)   (0.39)   (0.10)
                                                           -----     -----     -----     -----     -----    -----    -----
Net Asset Value, End of Period ......................      $7.54     $7.59     $8.30     $8.05     $7.84    $7.54    $7.59
                                                           =====     =====     =====     =====     =====    =====    =====
TOTAL RETURN:                                               5.36%    (3.07)%    8.60%     8.01%     6.39%    4.58%   (3.62)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $24,987   $27,224   $32,358   $32,684   $35,934     $544      $10
Ratio of expenses to average net assets .............       1.13%     1.06%     1.05%     1.09%     1.05%    1.88%    1.80%+
Ratio of net income to average net assets ...........       4.63%     4.38%     4.41%     4.66%     4.75%    3.88%    3.77%+
Portfolio turnover rate .............................      11.96%     1.52%    20.37%    13.04%    15.12%   11.96%    1.52%++
Without management fee waiver:**
Ratio of expenses to average net assets .............                                               1.06%
Ratio of net income to average net assets ...........                                               4.74%

                                                                                           CLASS D
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                  --------------------------------------------------------
                                                                   2000         1999         1998         1997        1996
PER SHARE DATA:                                                   -----        -----        -----        -----       -----
Net Asset Value, Beginning of Year........................        $7.59        $8.30        $8.05        $7.83       $7.74
                                                                  -----        -----        -----        -----       -----
Income from Investment Operations:
Net investment income.....................................         0.29         0.29         0.30         0.31        0.31
Net realized and unrealized gain (loss)
   on investments.........................................         0.05        (0.59)        0.31         0.25        0.10
                                                                  -----        -----        -----        -----       -----
Total from Investment Operations..........................         0.34        (0.30)        0.61         0.56        0.41
                                                                  -----        -----        -----        -----       -----
Less Distributions:
Dividends from net investment income......................        (0.29)       (0.29)       (0.30)       (0.31)      (0.31)
Distributions from net realized capital gain..............        (0.10)       (0.12)       (0.06)       (0.03)      (0.01)
                                                                  -----        -----        -----        -----       -----
Total Distributions.......................................        (0.39)       (0.41)       (0.36)       (0.34)      (0.32)
                                                                  -----        -----        -----        -----       -----
Net Asset Value, End of Year..............................        $7.54        $7.59        $8.30        $8.05       $7.83
                                                                  =====        =====        =====        =====       =====
TOTAL RETURN:                                                      4.58%       (3.79)%       7.77%        7.33%        .45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)....................        $1,250       $1,682       $1,456       $1,217      $1,232
Ratio of expenses to average net assets...................         1.88%        1.81%        1.82%        1.85%       1.81%
Ratio of net income to average net assets.................         3.88%        3.63%        3.64%        3.90%       3.99%
Portfolio turnover rate...................................        11.96%        1.52%       20.37%       13.04%      15.12%
Without management fee waiver:**
Ratio of expenses to average net assets...................                                                            1.82%
Ratio of net income to average net assets.................                                                            3.98%

------------------
  *Commencement of offering of Class C shares.
 **During the periods stated, the Manager, at its discretion, reimbursed expenses and/or waived a portion of its fees for California High-Yield Series, Florida Series, and North Carolina Series.
  +Annualized.
 ++For the year ended September 30, 1999.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (comprising, respectively, California High-Yield, California Quality, Florida, and North Carolina Series), as of September 30, 2000, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of September 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for all the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 10, 2000

FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450     Shareholder Services
(212) 682-7600     Outside the United States
(800) 622-4597     24-Hour Automated
                   Telephone
                   Access Service
                                       27

TRUSTEES

John R. Galvin 2, 4
Director, Raytheon Company
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

John E. Merow 2, 4
Director, Commonwealth Industries, Inc.
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman
Chairman of the Board,
    J. & W.  Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

Leroy C. Richie  4
Chairman & CEO, Q Standards Worldwide, Inc.

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W.  Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director,  C-SPAN
Director,  CommScope, Inc.

Brian T. Zino 1
President
President, J. & W.  Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

Fred E. Brown
Trustee Emeritus

----------------
Member:   1 Executive Committee
          2 Audit Committee
          3 Trustee Nominating Committee
          4 Board Operations Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

GLOSSARY OF FINANCIAL TERMS

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compound ed, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement OF Additional Information -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------------
Adapted from the Investment Company Institute's 2000 Mutual Fund Fact Book.

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


                                www.seligman.com



This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEB2 9/00                                        Printed on Recycled Paper